Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Accounts receivable	317,000	267,291	43,080
Allowance for doubtful accounts	(3,091)	(2,281)	(368)

Accounts receivable, net	313,909	265,010	42,712

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Movement in allowance for doubtful accounts:
Balance at beginning of the year	16,057	3,091	3,091	498
Provisions for the year	—	—	700	113
Written back during the year	(12,966)	—	(1,510)	(243)

Balance at end of the year	3,091	3,091	2,281	368